Discontinued Operations Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Balance Sheet - Assets Held for Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following table presents the carrying amounts of the major components of Gill Ranch that are classified as discontinued operations assets and liabilities on our consolidated balance sheets:

In thousands	2017	2016
Assets:
Accounts receivable	$2,126	$1,944
Inventories	396	366
Other current assets	535	650
Property, plant, and equipment	10,816	235,676
Less: Accumulated depreciation	—	28,475
Other non-current assets	1	254
Discontinued operations - current assets	3,057	2,960
Discontinued operations - non-current assets	10,817	207,455
Total discontinued operations assets	$13,874	$210,415

Liabilities:
Accounts payable	$1,287	$742
Other current liabilities	306	489
Other non-current liabilities	12,043	12,287
Discontinued operations - current liabilities	1,593	1,231
Discontinued operations - non-current liabilities	12,043	12,287
Total discontinued operations liabilities	$13,636	$13,518

Income Statement - Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following table presents the operating results of Gill Ranch, which was reported within our gas storage segment historically, and is presented net of tax on our consolidated statements of comprehensive income:

In thousands, except per share data	2017	2016	2015
Revenues	$7,135	$7,794	$5,903
Expenses
Operations and maintenance	7,245	6,643	6,172
General taxes	1,373	1,295	1,319
Depreciation and amortization	4,525	4,685	5,201
Other expenses and interest	975	992	3,687
Impairment expense	192,478	—	—
Total expenses	206,596	13,615	16,379
Loss from discontinued operations before income tax	(199,461)	(5,821)	(10,476)
Income tax benefit(1)	(71,765)	(2,297)	(4,153)
Loss from discontinued operations, net of tax	$(127,696)	$(3,524)	$(6,323)

Loss from discontinued operations per share of common stock:
Basic	$(4.45)	$(0.13)	$(0.23)
Diluted	$(4.44)	$(0.13)	$(0.23)

(1)
2017 income tax benefit includes approximately $18 million of tax benefit from the enactment of the TCJA. The TCJA was enacted December 22, 2017 and resulted in the federal tax rate changing from 35% to 21%.